                            Jacob Internet Fund Inc.
                    Supplement dated January 31, 2008 to the
                        Prospectus dated January 2, 2008

     The investment  strategies disclosure on pages 2 and 7 is amended to remove the 25% limitation on investment in foreign securities. The following disclosure is added  as the  last  sentence  in the  second  paragraph  under  the  Section
"Principal Investment  Strategies" on page 2 and the third sentence in the first paragraph under the section "Principal Investment Strategies" on page 7:

The  Fund  may  invest  without  limitation  in  foreign  securities,  including securities of emerging market countries, so that the Fund has the flexibility to take full  advantage  of  investment  opportunities  in Internet  companies  and companies in Internet-related  industries.  However,  the Adviser currently does not expect to invest more than 50% of the Fund's assets in foreign companies.

                            Jacob Internet Fund Inc.
                    Supplement dated January 31, 2008 to the
            Statement of Additional Information dated January 2, 2008

1. The  Statement of  Additional  Information  is amended by replacing the first
sentence  of  the  subsection   "Foreign   Securities"  under  the  section  "B.
Description of the Fund's  Portfolio  Securities and Derivatives" on page 1 with the following:

The  Fund  may  invest  without  limitation  in  foreign  securities,  including securities of emerging market countries. However, the Adviser currently does not expect to invest more than 50% of the Fund's assets in foreign companies.

2. The  Statement of  Additional  Information  is amended by replacing the first sentence in the second paragraph of the subsection  "Foreign  Securities"  under the section "B. Description of the Fund's Portfolio  Securities and Derivatives"
on page 2 with the following:

     Investment  in foreign  companies,  including  issuers  located in emerging market  countries,  involves somewhat  different  investment risks from those of investing in U.S. domestic companies.

3. The  Statement of  Additional  Information  is further  amended by adding the
following   paragraph  as  the  third  paragraph  of  the  subsection   "Foreign
Securities" under the Section "B. Description of the Fund's Portfolio Securities
and Derivatives" on page 2:

     Emerging Market  Securities.  Investments and opportunities for investments by foreign  investors in emerging  market  countries are subject to a variety of national  policies and  restrictions.  These  restrictions  may take the form of prior governmental approval,  limits on the amount or type of securities held by foreigners,  limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Adviser does not believe that any current registration restrictions would affect its decision to invest in such countries.